Intangible assets, net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		¥ 35,694	¥ 35,694
Less: Accumulated amortization		(6,157)	(2,156)
Intangible assets	$ 4,508	29,537	33,538
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		447	447
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		3,530	3,530
Dealership [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		¥ 31,717	¥ 31,717